Gabelli Gold Fund, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Metals and Mining — 99.8%
	Asia/Pacific Rim — 16.5%
551,689	Castile Resources Ltd.†	$25,451
1,500,000	Evolution Mining Ltd.	3,524,527
5,500,000	Gold Road Resources Ltd.†	4,651,699
727,079	Newcrest Mining Ltd.	10,308,578
1,126,227	Northern Star Resources Ltd.	7,294,584
7,500,000	Pantoro Ltd.†	396,740
3,745,000	Perseus Mining Ltd., Australia†	2,130,786
4,450,000	Perseus Mining Ltd., Toronto†	2,466,425
10,989,011	RTG Mining Inc., CDI†	365,005
2,891,042	Saracen Mineral Holdings Ltd.†	6,526,295
2,506,756	Westgold Resources Ltd.†	2,906,496

		40,596,586

	Europe — 4.5%
2,399,000	Centamin plc	3,623,426
1,803,054	Condor Gold plc†	604,684
490,500	Fresnillo plc	4,062,470
1,497,709	Hochschild Mining plc	1,979,359
3,000,000	Hummingbird Resources plc†	819,784

		11,089,723

	Latin America — 1.9%
325,000	Endeavour Mining Corp., Toronto†	4,621,083

	North America — 74.9%
347,432	Agnico Eagle Mines Ltd.	13,824,319
425,000	Alacer Gold Corp.†	1,371,065
1,337,675	Alamos Gold Inc., New York, Cl. A	6,688,375
775,250	Alamos Gold Inc., Toronto, Cl. A	3,894,704
2,374,650	B2Gold Corp.	7,188,239
1,313,275	Barrick Gold Corp.	24,059,198
2,350,000	Belo Sun Mining Corp.†	634,548
55,000	Contango ORE Inc.†	440,000
52,700	Contango ORE Inc.†(a)(b)	421,600
610,000	Equinox Gold Corp.†	4,074,469
400,000	Fortuna Silver Mines Inc.†	924,000
214,700	Franco-Nevada Corp.(b)	21,451,693
1,125,000	K92 Mining Inc.†	2,366,233
452,239	Kirkland Lake Gold Ltd.	13,320,050
95,533	MAG Silver Corp.†(b)	733,694
85,000	MAG Silver Corp., Toronto†	655,937
500,000	Maverix Metals Inc.	1,666,311
2,950,000	Midas Gold Corp.†	964,258
541,917	Newmont Corp.	24,538,002
200,000	Northern Dynasty Minerals Ltd.†	77,000
2,172,000	Northern Dynasty Minerals Ltd., Toronto†	833,426
520,850	OceanaGold Corp.	499,643
291,860	Osisko Gold Royalties Ltd.	2,177,595

Shares		Market Value
160,000	Pan American Silver Corp.	$2,292,800
415,000	Pretium Resources Inc.†	2,353,050
47,000	Royal Gold Inc.	4,122,370
600,000	SEMAFO Inc.†(b)	1,163,931
450,000	SilverCrest Metals Inc.†	2,349,000
250,000	SSR Mining Inc.†	2,845,000
1,262,000	Teranga Gold Corp.†	6,196,561
135,000	Torex Gold Resources Inc.†	1,307,504
50,000	Torex Gold Resources Inc., Toronto†(b)	486,570
393,333	Victoria Gold Corp.†	1,760,817
2,341,000	Wesdome Gold Mines Ltd.†	12,293,036
525,000	Wheaton Precious Metals Corp.	14,453,250

		184,428,248

	South Africa — 2.0%
220,000	AngloGold Ashanti Ltd., ADR	3,658,600
200,000	Harmony Gold Mining Co. Ltd.†	442,258
450,000	Harmony Gold Mining Co. Ltd., ADR†	981,000
		5,081,858

	TOTAL COMMON STOCKS	245,817,498

	WARRANTS — 0.2%
	Metals and Mining — 0.2%
	North America — 0.2%
125,000	Maverix Metals Inc., expire 12/23/21†	308,070
1,222,000	Northern Dynasty Minerals Ltd., expire 06/15/21†	132,427

		440,497

	TOTAL WARRANTS	440,497

	TOTAL INVESTMENTS — 100.0% (Cost $187,748,540)	$246,257,995

(a)

At March 31, 2020, the Fund held an investment in restricted and illiquid security amounting to $421,600 or 0.17% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/20 Carrying Value Per Share
52,700	Contango ORE Inc.	10/17/17	$1,045,007	$8.0000
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

1